Short-Term Debt	12 Months Ended
Sep. 30, 2014
Short-term Debt [Abstract]
Short-Term Debt
SHORT-TERM DEBT
The Company has available an unsecured line-of-credit with a bank which will expire March 31, 2015. The Company anticipates being able to extend or replace this line-of-credit upon expiration. The Company’s available unsecured line-of-credit varies during the year to accommodate its seasonal borrowing demands. Available limits under this agreement for the remaining term are as follows:

Effective	Available Line-of-Credit
September 30, 2014	$15,000,000
October 24, 2014	19,000,000
February 1, 2015	16,000,000
March 1, 2015	12,000,000

A summary of the line-of-credit follows:

	September 30
	2014	2013	2012
Line-of-credit at year-end	$15,000,000	$5,000,000	$3,000,000
Outstanding balance at year-end	9,045,050	—	—
Highest month-end balance outstanding	9,045,050	1,414,955	—
Average daily balance	1,340,833	80,593	—
Average rate of interest during year on outstanding balances	1.16%	1.21%	—%
Interest rate at year-end	1.16%	1.18%	1.22%
Interest rate on unused line-of-credit	0.15%	0.15%	0.15%

On September 18, 2014, the Company refinanced its unsecured note in the principal amount of $15,000,000. This note along with its corresponding interest rate swap were included as part of the debt refinancing as described in Note 4. The effective rate of interest on the combined note and interest rate swap was 5.74%.